SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                             DWS International Fund

                      DWS International Select Equity Fund


The following information supplements the "Portfolio management" section of each above-noted fund's prospectuses:

  Chris LaJaunie, CFA
  Director of Deutsche Asset Management and Portfolio Manager of the fund.
  o Joined Deutsche Asset Management in 2006 as an analyst for International Equity and International Select Equity strategies: New York.
  o Prior to that, nine years of experience as portfolio manager for Morgan Stanley Capital Strategy, and as equity analyst for Oaktree Capital Management, JP Morgan Securities and Scudder Kemper Investments.
  o  Joined the fund in 2008.
  o  BA, MA from Louisiana State University.








               Please Retain This Supplement for Future Reference


March 3, 2008                                                 [DWS SCUDDER LOGO]
DMF-3665                                                     Deutsche Bank Group